Exhibit 99.2

		Remittance Dates:	November 24, 2025 through December 22, 2025

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2025 through April 28, 2026
		Remittance Dates:	November 24, 2025 through December 22, 2025

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00224	per kWh	$995,864.20	$991,541.16
2	Small General Service	$0.00146	per kWh	$86,130.72	$85,955.34
3	General Service	$0.00174	per kWh	$437,264.97	$436,896.78
4	Large General Service	$0.00120	per kWh	$124,698.92	$124,600.29
5	Large Industrial Power Service	$0.04451	per kW	$100,665.14	$100,665.14
6	Economic As-Available Service	$0.34865	per kWh	$—	$—
7	Standby Service	$0.01146	per kW	$4,471.29	$4,471.29
8	Maintenance Service	$0.00556	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00944	per kWh	$68,770.10	$68,647.70
10	Total			$1,817,865.34	$1,812,777.70

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$1,812,777.70
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$1,812,777.70

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 17th day of December 2025.

				/s/ Kevin Marino
				ENTERGY TEXAS, INC., as Servicer
				By: Kevin Marino
				Title: Assistant Treasurer

		Remittance Dates:	December 23, 2025 through January 22, 2026

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2025 through April 28, 2026
		Remittance Dates:	December 23, 2025 through January 22, 2026

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00224	per kWh	$1,073,271.26	$1,068,612.16
2	Small General Service	$0.00146	per kWh	$85,532.60	$85,358.47
3	General Service	$0.00174	per kWh	$427,015.70	$426,656.14
4	Large General Service	$0.00120	per kWh	$122,001.55	$121,905.04
5	Large Industrial Power Service	$0.04451	per kW	$110,770.78	$110,770.78
6	Economic As-Available Service	$0.34865	per kWh	$—	$—
7	Standby Service	$0.01146	per kW	$5,232.88	$5,232.88
8	Maintenance Service	$0.00556	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00944	per kWh	$68,745.62	$68,623.24
10	Total			$1,892,570.39	$1,887,158.71

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$1,887,158.71
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$1,887,158.71

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 14th day of January 2026.

				/s/ Kevin Marino
				ENTERGY TEXAS, INC., as Servicer
				By: Kevin Marino
				Title: Assistant Treasurer

		Remittance Dates:	January 26, 2026 through February 23, 2026

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2025 through April 28, 2026
		Remittance Dates:	January 26, 2026 through February 23, 2026

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00224	per kWh	$1,188,970.48	$1,183,809.19
2	Small General Service	$0.00146	per kWh	$91,466.08	$91,279.86
3	General Service	$0.00174	per kWh	$445,799.51	$445,424.14
4	Large General Service	$0.00120	per kWh	$120,596.00	$120,500.61
5	Large Industrial Power Service	$0.04451	per kW	$104,997.95	$104,997.95
6	Economic As-Available Service	$0.34865	per kWh	$—	$—
7	Standby Service	$0.01146	per kW	$5,157.28	$5,157.28
8	Maintenance Service	$0.00556	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00944	per kWh	$68,790.34	$68,667.90
10	Total			$2,025,777.64	$2,019,836.93

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,019,836.93
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,019,836.93

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 12th day of February 2026.

				/s/ Kevin Marino
				ENTERGY TEXAS, INC., as Servicer
				By: Kevin Marino
				Title: Assistant Treasurer

		Remittance Dates:	February 24, 2026 through March 23, 2026

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2025 through April 28, 2026
		Remittance Dates:	February 24, 2026 through March 23, 2026

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00224	per kWh	$1,195,059.45	$1,189,871.71
2	Small General Service	$0.00146	per kWh	$86,066.38	$85,891.15
3	General Service	$0.00174	per kWh	$404,022.96	$403,682.79
4	Large General Service	$0.00120	per kWh	$110,363.55	$110,276.25
5	Large Industrial Power Service	$0.04451	per kW	$110,401.50	$110,401.50
6	Economic As-Available Service	$0.34865	per kWh	$—	$—
7	Standby Service	$0.01146	per kW	$4,934.31	$4,934.31
8	Maintenance Service	$0.00556	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00944	per kWh	$67,511.02	$67,390.84
10	Total			$1,978,359.17	$1,972,448.55

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$1,972,448.55
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$1,972,448.55

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 23rd day of March 2026.

				/s/ Kevin Marino
				ENTERGY TEXAS, INC., as Servicer
				By: Kevin Marino
				Title: Assistant Treasurer

		Remittance Dates:	March 24, 2026 through April 22, 2026

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2025 through April 28, 2026
		Remittance Dates:	March 24, 2026 through April 22, 2026

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00235	per kWh	$928,523.89	$924,493.16
2	Small General Service	$0.00077	per kWh	$87,311.43	$87,133.64
3	General Service	$0.00182	per kWh	$432,160.22	$431,796.34
4	Large General Service	$0.00132	per kWh	$117,457.92	$117,365.02
5	Large Industrial Power Service	$0.03869	per kW	$113,097.59	$113,097.59
6	Economic As-Available Service	$0.41052	per kWh	$—	$—
7	Standby Service	$0.00452	per kW	$4,902.89	$4,902.89
8	Maintenance Service	-$0.00354	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00940	per kWh	$69,674.72	$69,550.71
10	Total			$1,753,128.66	$1,748,339.35

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$1,748,339.35
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$1,748,339.35

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 15th day of April 2026.

				/s/ Kevin Marino
				ENTERGY TEXAS, INC., as Servicer
				By: Kevin Marino
				Title: Assistant Treasurer

		Remittance Dates:	April 23, 2026 through May 22, 2026

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2025 through April 28, 2026
		Remittance Dates:	April 23, 2026 through May 22, 2026

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00235	per kWh	$1,003,634.58	$999,277.82
2	Small General Service	$0.00077	per kWh	$46,014.30	$45,920.64
3	General Service	$0.00182	per kWh	$444,926.05	$444,551.42
4	Large General Service	$0.00132	per kWh	$129,085.55	$128,983.47
5	Large Industrial Power Service	$0.03869	per kW	$110,284.49	$110,284.49
6	Economic As-Available Service	$0.41052	per kWh	$—	$—
7	Standby Service	$0.00452	per kW	$1,933.78	$1,933.78
8	Maintenance Service	-$0.00354	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00940	per kWh	$67,747.41	$67,626.81
10	Total			$1,803,626.16	$1,798,578.43

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$1,798,578.43
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$1,798,578.43

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of May 2026.

				/s/ Kevin Marino
				ENTERGY TEXAS, INC., as Servicer
				By: Kevin Marino
				Title: Assistant Treasurer